Trade receivables and other payables (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other payables	R$ 106,023	R$ 78,389
Trade and other payables, current	106,023	78,389
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	74,621	53,951
Labor And Social Obligations [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	31,379	24,438
Other Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	R$ 23